Basis of presentation and statement of compliance	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Basis of presentation and statement of compliance
2. Basis of presentation and statement of compliance
a) Basis of Presentation
The annual consolidated financial statements include the accounts of Obsidian Energy, its wholly owned subsidiaries and its proportionate interest in partnerships. Results from acquired properties are included in Obsidian Energy’s reported results subsequent to the closing date and results from properties sold are included until the closing date.
All intercompany balances, transactions, income and expenses are eliminated on consolidation.
Certain comparative figures have been reclassified to correspond with current period presentation. Additionally, within these financial statements the Company has updated the presentation of our financial figures to disclose dollar figures rounded to the nearest hundred thousand. This may result in immaterial differences in the comparative figures.
b) Statement of Compliance
These annual consolidated financial statements are prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.
The annual consolidated financial statements have been prepared on a historical cost basis, except risk management assets and liabilities which are recorded at fair value as discussed in Note 10.
These annual consolidated financial statements of the Company for the year ended December 31, 2020 were approved for issuance by the Board of Directors on March
26
, 2021.